Segment information - Summary of Additional Information by Geographies (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Turnover	€ 60,761	€ 59,604	€ 60,073
Asia Pacific Africa
Disclosure of geographical areas [line items]
Turnover	25,991	26,234	27,504
The Americas
Disclosure of geographical areas [line items]
Turnover	22,491	21,531	20,905
North America
Disclosure of geographical areas [line items]
Turnover	13,382	13,130	13,000
Latin America
Disclosure of geographical areas [line items]
Turnover	9,109	8,401	7,905
Europe
Disclosure of geographical areas [line items]
Turnover	€ 12,279	€ 11,839	€ 11,664